Segment Information (Tables)	12 Months Ended
Apr. 30, 2025
Disclosure of operating segments [abstract]
Disclosure of non-current assets allocated by geography [Table Text Block]
	April 30, 2025	April 30, 2024
	$	$
Canada	7,906,067	628,123
Mexico	244,029,642	216,396,869
	251,935,709	217,024,992